Financial risk management and financial instruments - Liquidity risk (Details) € in Millions, kr in Millions	1 Months Ended
	Jan. 31, 2019 item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Financial risk management
Available liquidity			kr 9,520	kr 10,737	kr 10,042
Financial liabilities			33,900	15,485	16,331
Commitments, other			6,365	6,858	1,552
Operating leases			4,626	3,505	3,338
Total contractual commitments			kr 44,891	25,848	21,221
Syndicated loan facilities
Financial risk management
Number of banks providing credit facility | item		10	10
Period of extension of credit facility	1 year
Number of one year extension options | item	1
Length of extension option	1 year
Remaining facility amount | €		€ 760
Euro Medium-Term Note (EMTN) Program
Financial risk management
Maximum issuing capacity | €		€ 5,000
Bonds issued			kr 20,580	8,534	8,390
Within 1 year
Financial risk management
Financial liabilities			10,548	4,217	7,918
Commitments, other			4,323	2,187	1,200
Operating leases			1,546	891	866
Total contractual commitments			16,417	7,295	9,984
Derivative financial liabilities			113	156	217
Within 1 - 3 years
Financial risk management
Financial liabilities			5,961	2,544	1,854
Commitments, other			1,948	4,535	157
Operating leases			1,311	955	893
Total contractual commitments			9,220	8,034	2,904
Within 3 - 5 years
Financial risk management
Financial liabilities			4,972	6,108	3,721
Commitments, other			34	56	59
Operating leases			799	516	465
Total contractual commitments			5,805	6,680	4,245
More than five years
Financial risk management
Financial liabilities			12,419	2,616	2,838
Commitments, other			60	80	136
Operating leases			970	1,143	1,114
Total contractual commitments			kr 13,449	kr 3,839	kr 4,088